Shareholder Report, Average Annual Return (Details) 190853_Brown Advisory - Beutel Goodman Large-Cap Value Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	60 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	17.12%	7.91%	7.91%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	22.02%	12.66%	12.66%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	27.12%	11.17%	11.17%